Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 104.8%

Corporate — 0.8%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$2,500	$2,469,675
City of Chula Vista California, Refunding RB, Series A, 5.88%, 02/15/34	2,435	2,444,229

		4,913,904

County/City/Special District/School District — 38.5%
California Municipal Finance Authority, RB, 5.00%, 06/01/43	2,000	2,369,360
California Statewide Communities Development
Authority, SAB, S/F Housing 5.00%, 09/02/39	535	609,702
5.00%, 09/02/44	615	690,473
5.00%, 09/02/49	900	1,009,368
Series C, 5.00%, 09/02/44	130	145,954
Series C, 5.00%, 09/02/49	640	717,773
California Statewide Communities Development
Authority, ST
Series B, 4.00%, 09/02/40	605	629,744
Series B, 4.00%, 09/02/50	735	756,308
Centinela Valley Union High School District, GO,
Series A, 5.75%, 08/01/21(a)	9,120	9,494,741
Chabot-Las Positas Community College District, GO, Series A, 4.00%, 08/01/47	1,500	1,691,265
Chaffey Joint Union High School District, GO, CAB(b)
Series C, 0.00%, 08/01/32	250	183,410
Series C, 0.00%, 08/01/33	500	348,530
Series C, 0.00%, 08/01/34	510	338,533
Series C, 0.00%, 08/01/35	545	344,271
Series C, 0.00%, 08/01/36	500	300,695
Series C, 0.00%, 08/01/37	650	372,340
Series C, 0.00%, 08/01/38	625	341,506
Series C, 0.00%, 08/01/39	750	391,418
Series C, 0.00%, 08/01/40	1,855	925,571
Series C, 0.00%, 08/01/41	305	145,451
Series C, 0.00%, 02/01/42	350	163,041
ChiNo.Valley Unified School District, GO, Series B, 5.00%, 08/01/55	1,285	1,625,101
City of Roseville California, ST, 4.00%, 09/01/50	365	378,082
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/43	1,230	1,364,734
Coronado Community Development Agency
Successor Agency, Refunding TA, Series A, 5.00%, 09/01/33	1,945	2,262,618
County of Santa Clara California, GO, Series B, 4.00%, 08/01/43	10,225	10,750,872
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(a)	10,000	11,643,300
Elk Grove Unified School District, GO, 4.00%, 08/01/46	10,000	11,089,500
Fremont Union High School District, Refunding GO, 4.00%, 08/01/40	2,500	2,754,725
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(a)	5,500	6,249,210
Gavilan Joint Community College District, GO(a)
Series D, 5.50%, 08/01/21	2,170	2,255,129
Series D, 5.75%, 08/01/21	8,400	8,745,156

Security	Par (000)	Value

County/City/Special District/School District (continued)
Glendale Community College District, GO, Series A, 4.00%, 08/01/46	$8,000	$9,022,320
Grossmont Healthcare District, GO, Series B, 6.13%, 07/15/21(a)	2,000	2,082,060
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,251,500
Kern Community College District, GO(a)
Series C, 5.25%, 11/01/23	5,715	6,556,419
Series C, 5.75%, 11/01/23	12,085	14,044,220
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23	3,700	4,204,014
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51	18,270	21,932,221
Los Angeles County Metropolitan Transportation
Authority, Refunding RB, Series A, 5.00%, 07/01/44	2,000	2,471,340
Los Angeles County Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,664,091
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,252,653
Natomas Unified School District, GO, (BAM), 4.00%, 08/01/42	5,000	5,535,700
Orange County Community Facilities District, ST 4.00%, 08/15/40	345	372,455
4.00%, 08/15/50	320	340,246
Rio Elementary School District, GO, Series A, (AGM), 5.25%, 08/15/25(a)	5,865	7,210,900
Riverside County Public Financing Authority,
Refunding TA, Series A, (BAM), 4.00%, 10/01/40	4,045	4,520,652
San Benito High School District, GO, 4.00%, 08/01/48	5,000	5,651,450
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,184,300
San Diego Unified School District, GO, Series B, 3.25%, 07/01/48	6,000	6,381,600
San Diego Unified School District, GO, CAB(b)
Series K-2, 0.00%, 07/01/38	2,755	1,556,437
Series K-2, 0.00%, 07/01/39	3,340	1,805,437
Series K-2, 0.00%, 07/01/40	4,285	2,218,344
San Jose Financing Authority, RB, 5.75%, 05/01/42	4,500	4,607,325
San Jose Financing Authority, Refunding RB,
Series A, 5.00%, 06/01/23(a)	5,800	6,498,262
San Luis Obispo County Community College District, Refunding GO, Series B, 4.00%, 08/01/43	3,555	4,095,787
San Marcos Redevelopment Agency Successor
Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	2,014,041
Series A, 5.00%, 10/01/33	1,125	1,325,801
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,114,100
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/46	10,000	11,101,900
Washington Township Health Care District, GO,
Series B, 5.50%, 08/01/38	1,625	1,806,545
West Contra Costa Unified School District, GO
Series A, (AGM), 5.25%, 08/01/21(a)	5,390	5,591,478
Series A, 5.50%, 08/01/39	2,500	2,807,325
Series B, 5.50%, 08/01/39	3,195	3,587,761

		244,896,565

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 10.3%
California Educational Facilities Authority, RB,
Series V-1, 5.00%, 05/01/49	$5,800	$9,160,868
California Municipal Finance Authority, RB 6.00%, 01/01/22(a)	2,750	2,933,727
Series A, 5.50%, 08/01/34(c)	250	261,965
Series A, 5.00%, 10/01/39(c)	285	299,501
Series A, 5.00%, 10/01/49(c)	480	494,842
Series A, 5.00%, 10/01/57(c)	940	962,851
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	1,105	1,170,549
Series B, 5.00%, 01/01/42	1,750	1,960,857
California School Finance Authority, RB 5.00%, 06/01/40(c)	355	375,615
5.00%, 06/01/50(c)	555	577,300
5.00%, 06/01/59(c)	885	914,922
Series A, 5.00%, 07/01/49(c)	850	989,774
Series A, 5.00%, 06/01/58(c)	4,135	4,338,332
Series A, 5.00%, 07/01/59(c)(d)	1,380	1,453,623
Series B, 4.00%, 07/01/45(d)	560	546,874
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	785	815,811
Series A, 5.00%, 07/01/61	4,720	4,789,667
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(a)	2,665	2,715,182
University of California, RB, Series M, 5.00%, 05/15/47	15,000	17,941,500
University of California, Refunding RB
Series AO, 5.00%, 05/15/40	5,430	6,352,774
Series AZ, 4.00%, 05/15/48	6,000	6,782,820

		65,839,354

Health — 14.1%
California Health Facilities Financing Authority, RB 4.00%, 11/15/47	825	905,215
Series A, 5.00%, 11/15/35	1,960	2,389,573
Series A, 5.25%, 11/01/41	8,000	8,335,920
Series A, 4.00%, 11/15/42	450	503,968
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/01/24(a)	4,745	5,610,820
Series A, 5.00%, 07/01/37	10,000	11,071,800
Series A, 5.00%, 10/01/38	6,225	7,148,043
Series B, 5.00%, 11/15/46	8,295	9,673,795
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,637,083
Series A, 5.00%, 11/01/39(c)	250	264,388
Series A, 5.00%, 02/01/42	5,250	6,053,985
Series A, 5.00%, 11/01/49(c)	280	289,008
California Statewide Communities Development Authority, RB 4.00%, 08/01/45	2,500	2,591,525
4.00%, 07/01/48	2,220	2,418,823
California Statewide Communities Development Authority, Refunding RB 5.00%, 12/01/21(a)	6,235	6,554,855
4.00%, 04/01/42	3,005	3,131,360
4.00%, 04/01/47	2,655	2,749,199
5.00%, 04/01/47	2,995	3,297,765
Series A, 5.00%, 08/15/51	1,635	1,871,045
Series A, 5.00%, 12/01/53	1,000	1,172,540

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued)
Series A, 4.00%, 12/01/57	$3,250	$3,365,700
Series A, 5.00%, 12/01/57	1,750	2,049,075
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,654,200

		89,739,685

Housing — 3.2%
California Community Housing Agency, RB, M/F
Housing, Series A, 5.00%, 04/01/49(c)	3,840	4,235,059
California Housing Finance, RB, M/F Housing
Series 2, Class A, 4.00%, 03/20/33	4,078	4,475,215
Series A, 4.25%, 01/15/35	944	1,073,281
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Series A, Class A, 3.35%, 11/25/33	9,746	10,918,029

		20,701,584

State — 2.5%
California State Public Works Board, RB
Series C, 5.75%, 10/01/31	1,205	1,259,249
Series I, 5.50%, 11/01/33	2,015	2,304,576
California Statewide Communities Development Authority, SAB, S/F Housing 5.00%, 09/02/40	400	448,216
4.00%, 09/02/50	320	325,526
5.00%, 09/02/50	320	351,587
City of Roseville California, ST, 4.00%, 09/01/45	100	104,173
State of California, Refunding GO 4.00%, 12/01/40	4,000	4,337,800
5.00%, 08/01/45	5,690	6,580,827

		15,711,954

Tobacco — 8.0%
California County Tobacco Securitization Agency,
Refunding RB 4.00%, 06/01/49	320	352,435
Series A, 4.00%, 06/01/49	465	515,643
California County Tobacco Securitization Agency, Refunding RB, CAB(b) 0.00%, 06/01/55	3,185	671,748
Series B-2, Subordinate, 0.00%, 06/01/55	4,780	829,043
Golden State Tobacco Securitization Corp., Refunding RB
Series A, (AGM), 5.00%, 06/01/40	9,765	11,324,666
Series A-1, 5.00%, 06/01/31	7,560	9,211,633
Series A-1, 3.50%, 06/01/36	9,315	9,452,676
Series A-1, 5.00%, 06/01/47	11,350	11,644,646
Series A-2, 5.00%, 06/01/47	1,645	1,687,704
Tobacco Securitization Authority of Northern California, Refunding RB, Series A-1, 5.50%, 06/01/45	1,435	1,441,601
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,155	1,347,181
Tobacco Securitization Authority of Southern
California, Refunding RB, CAB, 0.00%, 06/01/54(b) .	13,750	2,388,238

		50,867,214

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 16.1%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	$1,500	$1,732,485
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42	5,000	5,625,050
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	13,915	14,628,005
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	3,830	4,328,474
Series D, AMT, 5.00%, 05/15/35	2,000	2,291,200
Series D, AMT, 5.00%, 05/15/36	1,500	1,712,850
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,694,476
City of Los Angeles Department of Airports, Refunding ARB, 5.00%, 05/15/43	7,000	8,610,700
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,871,000
Sub-Series B, 5.00%, 07/01/41	1,250	1,440,700
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,519,737
Series A, AMT, 5.00%, 03/01/47	11,770	13,386,845
Series A-1, AMT, 5.25%, 03/01/23	3,785	3,840,867
Series A-1, AMT, 6.25%, 03/01/34	1,400	1,424,094
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	500	556,095
San Diego County Regional Airport Authority, Refunding ARB, Series A, 5.00%, 07/01/42	4,275	4,978,323
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	5,000	5,940,500
Series A, AMT, 5.00%, 05/01/47	5,000	5,698,600
Series B, AMT, 5.00%, 05/01/41	5,000	5,713,450
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB,
Series A, AMT, 5.00%, 05/01/29	6,435	6,827,406

		102,820,857

Utilities — 11.3%
Anaheim Public Financing Authority, RB, Series A, 5.38%, 04/01/21(a)	2,200	2,246,640
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	4,379,445
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 11/01/39	5,245	6,107,855
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,057,160
East Bay Municipal Utility District Water System Revenue, RB
Series A, 4.00%, 06/01/45	4,585	5,227,129
Series A, 5.00%, 06/01/49	11,190	14,168,554
Los Angeles Department of Water & Power Power System Revenue, RB, Series A, 5.00%, 07/01/42	8,825	10,626,535
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	9,655	11,891,291

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	$3,000	$3,170,460
San Juan Water District, Refunding RB, Series A, 5.25%, 02/01/33	7,325	7,759,080
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	2,000	2,343,920

		71,978,069

Total Municipal Bonds in California		667,469,186

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	8,317	8,719,044
Series A-1, Restructured, 5.00%, 07/01/58	11,280	11,996,731
Series A-2, Restructured, 4.33%, 07/01/40	2,677	2,755,517
Series A-2, Restructured, 4.78%, 07/01/58	553	580,589
Series B-1, Restructured, 4.75%, 07/01/53	848	889,450
Series B-2, Restructured, 4.78%, 07/01/58	822	862,533
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,705	2,503,210

Total Municipal Bonds in Puerto Rico		28,307,074

Total Municipal Bonds — 109.3% (Cost: $641,575,011)		695,776,260

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 51.7%

County/City/Special District/School District — 23.8%
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	41,420,800
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(a)	15,140	17,729,848
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	10,000	11,759,597
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	9,990	11,903,185
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,321,332
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/45	17,615	20,931,017
Southwestern Community College District, GO, Series D, 5.00%, 08/01/44	10,820	12,632,350
Visalia Unified School District, COP, Series D, 4.00%, 05/01/48	8,493	8,531,809
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	19,037,450

		151,267,388

Education — 3.8%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	6,001	7,113,993

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of California, RB, Series AM, 5.25%, 05/15/44	$10,210	$11,680,342
University of California, Refunding RB, Series AF, 5.00%, 05/15/39	5,000	5,521,450

		24,315,785

Health — 15.9%
California Health Facilities Financing Authority, RB 5.00%, 11/15/49(f)	5,000	5,816,550
5.00%, 11/15/56	6,000	7,024,620
Series A, 5.00%, 08/15/23(a)	14,520	15,873,264
Series B, 5.00%, 08/15/55	4,500	5,142,375
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(a)	19,425	22,386,531
Series A, 4.00%, 10/01/47	4,997	5,458,666
Sub-Series A-2, 4.00%, 11/01/44	17,720	19,468,078
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,070	20,079,375

		101,249,459

Transportation — 5.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/49(f)	10,005	11,184,690
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,215,825
Series B, AMT, 5.00%, 05/15/41	3,645	4,172,747
Series D, AMT, 5.00%, 05/15/41	13,331	15,034,427

		36,607,689

Utilities — 2.5%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	13,790	16,157,467

Total Municipal Bonds in California		329,597,788

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 51.7% (Cost: $308,702,386)		329,597,788

Total Long-Term Investments — 161.0% (Cost: $950,277,397)		1,025,374,048

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%

BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(g)(h)	16,384,524	$ 16,384,524

Total Short-Term Securities — 2.6% (Cost: $16,386,159)		16,384,524

Total Investments — 163.6% (Cost: $966,663,556)		1,041,758,572

Other Assets Less Liabilities — 1.2%		7,436,747

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.9)%		(158,566,962)

VMTP Shares at Liquidation Value — (39.9)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$636,628,357

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2025 to May 15, 2025, is $10,754,131.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$1,871,730	$14,514,448	(a)	$—	$(96)	$(1,558)	$16,384,524	16,384,524	$537	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$695,776,260	$—	$695,776,260
Municipal Bonds Transferred to Tender Option Bond Trusts	—	329,597,788	—	329,597,788
Short-Term Securities
Money Market Funds	16,384,524	—	—	16,384,524

	$16,384,524	$1,025,374,048	$—	$1,041,758,572

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(158,512,207)	$—	$(158,512,207)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(412,512,207)	$—	$(412,512,207)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

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